Equity (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	May 17, 2011	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 23, 2014	Jul. 31, 2014
Partnership equity
General partner, interest (as a percent)	0.10%	0.10%		0.10%	0.10%
Limited partners, interest (as a percent)		99.90%		99.90%	99.90%
Initial Public Offering
Proceeds from sale of common units, net of offering costs		$ 370,446,000	$ 415,089,000	$ 650,155,000	$ (642,000)	$ 74,759,000
Common Units
Initial Public Offering
Number of units sold in public offering	4,025,000						8,000,000
Units issued as a result of option exercised by underwriters								767,100
Proceeds from sale of common units, net of offering costs							338,000,000	32,400,000
Underwriting discounts and commissions							12,300,000
Offering costs							$ 500,000
Subordinated Units
Partnership Equity
Subordinated units, conversion ratio		1		1